Borrowings	6 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings
10.	BORROWINGS

Current liabilities	December 31, 2022 $’000	June 30, 2022 $’000
Interest-bearing borrowings – external parties	901	—
Interest-bearing borrowings – related parties	19,661	—
Credit card liability	3	74

Current liabilities	20,565	74

Interest-bearing borrowings – external parties	135,873	88,269
Interest-bearing borrowings – related parties	8,988	—

Total borrowings	165,426	88,343

Borrowings Rollforward	December 31, 2022 $’000	June 30, 2022 $’000
Opening Balance – July 1	88,343	80,332
Drawdowns of facilities	180,000	117,527
Transaction costs paid	(16,496)	(3,888)
Repayment of borrowings	(92,929)	(72,407)
Accrued Interest	6,942	12,761
Conversion of convertible notes	—	(42,570)
Credit card borrowings	(70)	49
Foreign currency translations movements	(364)	(3,461)

Closing Balance – December 31 and June 30	165,426	88,343

Non-current
borrowings
Senior Loan Note Subscription Agreement
On September 2, 2022, the existing $90 million senior debt facility from Cigna & Barings has been extended by $60 million to a $150 million facility which will be used to fund working capital to accelerate production, further product development, and support operations around the world.
The facility has a
3-year
term and 8.5% cash coupon supplemented with the issuance to the lenders or their affiliates of warrants for the purchase of ordinary shares of the Company. The consortium providing the facility comprises long-term supporter Cigna Investments, Inc. (Cigna), the investment arm of Cigna Corporation, a U.S.-based global health services company, in addition to Barings LLC (Barings), a leading global financial services firm and subsidiary of MassMutual, a U.S.-based mutual insurance company, Riverstone Energy Limited.
This facility is secured against the present and after-acquired property of Tritium Holdings Pty Ltd and Tritium Pty Ltd.
The facility has a number of conditions including the following Financial Covenants commencing on 31 March 2024.
Total Leverage Ratio (TLR) must not be greater than the corresponding level specified below in respect of the Compliance Date:

•	TLR of 8.00x for March 31, 2024

•	TLR of 5.00x for June 30, 2024

•	TLR of 4.00x for September 30, 2024

•	TLR of 3.50x for December 31, 2024

•	TLR of 2.50x for March 31, 2025 and each compliance date thereafter
Total Interest Cover Ratio (TIR) must not be less than the corresponding level specified below in respect of that Compliance Date:

•	TIR of 1.00x for March 31, 2024

•	TIR of 1.50x for June 30, 2024

•	TIR of 1.75x for September 30, 2024

•	TIR of 2.00x for December 31, 2024

•	TIR of 3.00x for March 31, 2025 and each compliance date thereafter
It also requires the Group to maintain a minimum liquidity balance of $ 25 million. On November 18, 2022, the Group’s liquidity fell below the minimum required amount which has been notified to the lenders simultaneously with the execution of the Accordion Facility permitted by the senior debt facility agreement (see below), allowing the Group to restore the minimum liquidity balance by November 23, 2022.
As a result of the Group’s ability to restore the minimum liquidity balance and to present expected future inflow of funds and expected timing, the lenders confirmed on December 12, 2022:

•	the remediation of this event to their satisfaction, and accordingly no Review Event Notice will be issued;

•
to waive any event of default which occurred as a result of a breach of a representation, warranty, condition or undertaking made in entering into the Accordion Facility when being under the minimum liquidity balance.

Accordion Facility
The Group entered into a loan agreement with Sunset Power Pty Ltd (“Sunset Power”) as trustee of the St Baker Family Trust on November 18, 2022 (“borrowing”). Finance of $ 10.0 million was obtained under this borrowing agreement.
The borrowing attracts interest at the coupon rate of 8.5%. This accrued interest on the borrowing is capitalized into the balance of the loan and is repayable in full with the principal at termination date. The borrowing is repayable via cash settlement on the termination date of November 18, 2025.
This facility is secured against the present and after-acquired property of Tritium Holdings Pty Ltd and Tritium Pty Ltd.
Working capital facility
Sunset Power as trustee of the St Baker Family Trust has also provided a $20.0 million working capital facility (“Working Capital Facility”) on December 23, 2022 and was drawn down in full on December 30, 2022. The drawdown was subject to a 2% commitment fee. The Working Capital Facility attracts interest at a coupon rate of 9.5% on
360-day
compounding, payable quarterly. Repayment of the Working Capital Facility is linked to the fulfillment of specifically identified customer Purchase Orders—once a customer is invoiced , Tritium will repay the corresponding portion of the facility.
NAB Facility
The Group has a NAB facility which is used for credit cards and other liabilities in the Group. The NAB facility is 100% supported by term deposits and is a non-interest
bearing facility. The total facility limit is $3.8 million and a total of $2.4 million is unused as at December 31, 2022.